Subsequent Events - Debt Exchange (Details) (USD $) In Millions, unless otherwise specified	Feb. 01, 2012
Zero Coupon Notes due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.71%
Debt, Zero Coupon Notes, Accreted Book Value at Date of Exchange	$ 303
Senior Notes due 2021 4.5% [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt, Senior Notes, Increase in Notes due to Exchange of Debt Instruments	363
Debt Instrument, Face Amount	700
Debt Instrument Face Amount, Adjusted Amount	$ 1,063